Acquisitions and Other Transactions - Financing Package with Discovery Silver Corp. on the Porcupine Complex- Ontario, Canada (Details)
$ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions
			3 Months Ended	6 Months Ended
	Apr. 16, 2025	Apr. 15, 2025 USD ($) tranche oz $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 15, 2025 $ / shares	Feb. 03, 2025 USD ($) item	Feb. 03, 2025 CAD ($) item $ / shares
Acquisitions
Amount advances			$ 42.3		$ 83.5
Discovery Term Loan
Acquisitions
Percentage of net smelter return to be acquired		4.25%
Purchase price		$ 300.0
Number of subscription receipts acquired | item							78,833,333	78,833,333
Value of common shared issued in acquisition							$ 48.6	$ 70.9
Discovery Term Loan | SOFR
Acquisitions
Notional amount		$ 100.0
Discovery Silver Corp. on the Porcupine Complex Canada
Acquisitions
Number of subscription receipts acquired | item							78,833,333	78,833,333
Value of common shared issued in acquisition							$ 48.6	$ 70.9
Number of tranches | tranche		2
Percentage of net smelter return on all minerals produced indefinitely		2.25%
Percentage of net smelter return based on threshold ounces or threshold internal rate of return		2.00%
Threshold gold ounces used in determining the percentage of net smelter return | oz		72,000
Threshold internal rate of return on purchase price used in determining the percentage of net smelter return		12.00%
Threshold purchase price used to calculate the threshold internal rate of return for determining the percentage of		$ 100.0
Total subscription offerings							$ 169.5	$ 247.5
Subscription receipt price | $ / shares								$ 0.9
Lockup period	2 years
Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Acquisitions
Notional amount		$ 100.0
Loan receivable term		7 years
Loan availability term		2 years
Adjustment to interest rate basis		4.50%
Amortization percentage per quarter		5.00%
Upfront fee percentage on principal drawn		2.00%
Standby fee on undrawn funds		1.00%
Discovery Silver Corp. on the Porcupine Complex Canada | Discovery Term Loan
Acquisitions
Number of common share purchase warrants | shares		3,900,000
Amount advances				$ 0.0
Exercise price of warrants per common share | (per share)		$ 0.95				$ 0.95
Discovery Silver Corp. on the Porcupine Complex Canada | Discovery Term Loan | SOFR
Acquisitions
Amortization beginning period		5 years